UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment |_|; Amendment Number:__

This Amendment(Check only one): |_| is a restatement
                                     |_| adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Firsthand Capital Management, Inc.
Address:  125 South Market
          Suite 1200
          San Jose, California 95113

Form 13F File Number:  28-04505

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Kevin M. Landis
Title:  President
Phone:  (408) 294-2200

Signature, Place, and Date of Signing

/s/ Kevin Landis              San Jose, California     11/09/07
---------------------------
[Signature]                   [City, State]            [Date]

Report Type (Check only one):

|X|  13F HOLDINGS REPORT

|_|  13F NOTICE

|_|  13F COMBINATION REPORT


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                1

Form 13F Information Table Entry Total:         10

Form 13F Information Table Value Total:    $647,927
                                         -----------
                                         (thousands)

List of Other Included Managers:

1. The Equitable Life Assurance Society (13F file number: 28-42)



                                    FORM 13F INFORMATION TABLE

VOTING AUTHORITY
                                            TITLE OF                VALUE    SHARES/  SH/ PUT/ INVESTMENT  OTHER   ----------------
NAME OF ISSUER                                CLASS      CUSIP    (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------
Corning, Inc.                              Common Stock 219350105 $42,289.39 1,715,594 SH  SOLE  1,714,806                      788
Cisco Systems, Inc.                        Common Stock 17275R102 $40,015.26 1,208,555 SH  SOLE  1,208,020                      535
Cypress Semiconductor Corp.                Common Stock 232806109 $33,512.63 1,147,300 SH  SOLE  1,147,300
Seagate Technology, Inc.                   Common Stock G7945J104 $32,619.39 1,275,191 SH  SOLE  1,274,696                      495
Nintendo Co Ltd. ADR                       ADR          654445303 $24,624.00   379,707 SH  SOLE    379,707
EMC Corp.                                  Common Stock 268648102 $22,064.85 1,060,810 SH  SOLE  1,060,090                      720
SanDisk Corp.                              Common Stock 80004C101 $21,546.86   391,050 SH  SOLE    390,855                      195
Intel Corp.                                Common Stock 458140100 $19,575.24   756,970 SH  SOLE    756,495                      475
eBay, Inc.                                 Common Stock 278642103 $18,685.31   478,865 SH  SOLE    478,410                      455
ASML Holding N.V.                          Common Stock N07059186 $18,192.94   553,650 SH  SOLE    553,165                      485
Google, Inc.                               Common Stock 38259P508 $18,165.69    32,023 SH  SOLE     31,990                       33
Applied Materials, Inc.                    Common Stock 038222105 $17,317.93   836,615 SH  SOLE    836,132                      483
L-1 Identity Solutions, Inc.               Common Stock 50212A106 $16,289.53   864	,166 SH  SOLE    863,245                      921
Microsoft Corp.                            Common Stock 594918104 $14,825.48   503,241 SH  SOLE    502,755                      486
Broadcom Corp. ? A                         Common Stock 111320107 $14,446.75   396,453 SH  SOLE    396,043                      410
China Mobile Hong Kong Ltd.                Common Stock 16941M109 $14,044.84   171,195 SH  SOLE    171,015                      180
Amdocs Ltd.                                Common Stock G02602103 $12,663.72   340,514 SH  SOLE    340,114                      400
Yahoo! Inc.                                Common Stock 984332106 $12,133.18   452,056 SH  SOLE    452,056
Intevac, Inc.                              Common Stock 461148108 $10,899.92   717,100 SH  SOLE    717,100
Nokia Corp. - ADR                          ADR          654902204 $10,712.19   282,420 SH  SOLE    282,140                      280
Authentec, Inc.                            Common Stock 052660107 $10,594.75 1,059,475 SH  SOLE  1,059,475
Netflix, Inc.                              Common Stock 64110L106 $10,360.00   500,000 SH  SOLE    500,000
Texas Instruments, Inc.                    Common Stock 882508104  $8,828.22   241,274 SH  SOLE    240,978                      296
Chartered Semiconductor Manufacturing,Ltd. ADR          16133R106  $8,758.93 1,182,042 SH  SOLE  1,182,042
Rambus Inc.                                Common Stock 750917106  $8,599.50   450,000 SH  SOLE    450,000
Apple, Inc.                                Common Stock 037833100  $8,512.26    55,440 SH  SOLE     55,440
Hewlett-Packard Company                    Common Stock 428236103  $8,327.13   167,245 SH  SOLE    167,050                      195
Zoran Corp.                                Common Stock 98975F101  $8,292.10   410,500 SH  SOLE    410,500
Echelon Corp.                              Common Stock 27874N105  $8,175.77   326,900 SH  SOLE    326,900
Taiwan Semiconductor Manufacturing Co.     ADR          874039100  $8,102.86   800,678 SH  SOLE    799,899                      779
Adobe Systems, Inc.                        Common Stock 00724F101  $8,033.27   183,996 SH  SOLE    183,624                      372
Sun Microsystems, Inc.                     Common Stock 866810104  $7,587.00 1,350,000 SH  SOLE  1,350,000
Itron, Inc.                                Common Stock 465741106  $7,445.60    80,000 SH  SOLE     80,000
Alvarion Ltd.                              Common Stock M0861T100  $7,221.30   497,335 SH  SOLE    497,335
NICE-Systems, Ltd.                         Common Stock 653656108  $6,574.49   183,440 SH  SOLE    183,250                      190
Koninklijke (Royal) Philips Electronics
N.V.                                       Common Stock 500472303  $6,294.30   140,060 SH  SOLE    139,910                      150
VeriFone Holdings, Inc.                    Common Stock 92342Y109  $6,121.31   138,085 SH  SOLE    138,085
Clearwire Corp.                            Common Stock 185385309  $6,110.00   250,000 SH  SOLE    250,000
ViaSat, Inc.                               Common Stock 92552V100  $6,039.60   195,900 SH  SOLE    195,900
QUALCOMM, Inc.                             Common Stock 747525103  $5,569.87   131,800 SH  SOLE    131,645                      155
Akamai Technologies, Inc.                  Common Stock 00971T101  $5,395.49   187,800 SH  SOLE    187,800
Citrix Systems, Inc.                       Common Stock 177376100  $5,138.38   127,440 SH  SOLE    127,440
Harris Corp.                               Common Stock 413875105  $4,623.20    80,000 SH  SOLE     80,000
SiRF Technology Holdings, Inc.             Common Stock 82967H101  $4,568.90   214,000 SH  SOLE    214,000
Honeywell International, Inc.              Common Stock 438516106  $4,293.73    72,200 SH  SOLE     72,200
FormFactor, Inc.                           Common Stock 346375108  $4,197.14    94,594 SH  SOLE     94,594
Semiconductor Manufacturing International
Corp.                                      Common Stock 81663N206  $4,193.00   700,000 SH  SOLE    700,000
Qimonda AG                                 Common Stock 746904101  $3,532.38   312,600 SH  SOLE    312,600
Tekelec, Inc.                              Common Stock 879101103  $3,477.54   287,400 SH  SOLE    287,400
NCR Corp.                                  Common Stock 62886E108  $2,789.47   117,600 SH  SOLE    117,600
Evergreen Solar, Inc.                      Common Stock 30033R108  $2,679.00   300,000 SH  SOLE    300,000
Napster, Inc.                              Common Stock 630797108  $2,172.59   664,400 SH  SOLE    664,400
Oracle Corp.                               Common Stock 68389X105  $1,972.32    91,100 SH  SOLE     91,100
LivePerson, Inc.                           Common Stock 538146101  $1,369.98   222,400 SH  SOLE    222,400
Equinix, Inc.                              Common Stock 29444U502  $1,330.35    15,000 SH  SOLE     15,000
NeuStar, Inc.                              Common Stock 64126X201  $1,316.74    38,400 SH  SOLE     38,400
Omniture, Inc.                             Common Stock 68212S109  $1,264.34    41,700 SH  SOLE     41,700
Monster Worldwide, Inc.                    Common Stock 611742107  $1,222.75    35,900 SH  SOLE     35,900
Baidu.com, Inc.                            Common Stock 056752108  $1,187.57     4,100 SH  SOLE      4,100
Microvision, Inc.                          Common Stock 594960106  $1,075.55   232,300 SH  SOLE    232,300
ValueClick, Inc.                           Common Stock 92046N102  $1,039.90    46,300 SH  SOLE     46,300
VeriSign, Inc.                             Common Stock 92343E102  $1,004.78    29,780 SH  SOLE     29,780
Shutterfly, Inc.                           Common Stock 82568P304    $950.92    29,800 SH  SOLE     29,800
Verint Systems, Inc.                       Common Stock 92343X100    $889.20    34,200 SH  SOLE     34,200
Synaptics, Inc.                            Common Stock 87157D109    $874.01    18,300 SH  SOLE     18,300
News Corp.                                 Common Stock 65248E203    $857.48    36,660 SH  SOLE     36,660
Visual Sciences, Inc.                      Common Stock 92845H108    $847.15    58,667 SH  SOLE     58,667
MIPS Technologies, Inc.                    Common Stock 604567107    $685.72    86,800 SH  SOLE     86,800
Versant Corp.                              Common Stock 925284309    $576.30    30,000 SH  SOLE     30,000
iGATE Corp.                                Common Stock 45169U105    $563.13    65,709 SH  SOLE     65,709
Comcast Corp. - Special CL A               Common Stock 20030N200    $539.10    22,500 SH  SOLE     22,500
LG. Philips LCD Co., Ltd.                  Common Stock 50186V102    $531.47    22,200 SH  SOLE     22,200
Sierra Wireless, Inc.                      Common Stock 826516106    $527.00    25,000 SH  SOLE     25,000
51job, Inc.                                Common Stock 316827104    $523.91    26,248 SH  SOLE     26,248
Gmarket, Inc.                              Common Stock 38012G100    $518.25    22,100 SH  SOLE     22,100
Power Integrations, Inc.                   Common Stock 739276103    $490.22    16,500 SH  SOLE     16,500
CyberSource Corp.                          Common Stock 23251J106    $488.81    41,814 SH  SOLE     41,814
Netlogic Microsystems, Inc.                Common Stock 64118B100    $483.87    13,400 SH  SOLE     13,400
Suntech Power                              Common Stock 86800C104    $474.81    11,900 SH  SOLE     11,900
Lenovo Group Ltd ADR                       ADR          526250105    $459.00    30,000 SH  SOLE     30,000
Dell, Inc.                                 Common Stock 24702R101    $427.80    15,500 SH  SOLE     15,500
International Business Machines Corp.      Common Stock 459200101    $424.08     3,600 SH  SOLE      3,600
The9 Ltd.                                  Common Stock 88337K104    $413.88    12,000 SH  SOLE     12,000
Maxwell Technologies, Inc.                 Common Stock 577767106    $407.05    35,000 SH  SOLE     35,000
Navteq Corp                                Common Stock 63936L100    $397.65     5,100 SH  SOLE      5,100
Singapore Telecom - ADR                    ADR          82929R304    $376.47    14,100 SH  SOLE     14,100
Internap Network Services Corp.            Common Stock 45885A300    $336.04    23,715 SH  SOLE     23,715
EMCORE Corp.                               Common Stock 290846104    $327.36    34,100 SH  SOLE     34,100
Sigmatel, Inc.                             Common Stock 82661W107    $318.50   122,500 SH  SOLE    122,500
Finisar Corp.                              Common Stock 31787A101    $285.19   101,855 SH  SOLE    101,855
Net 1 UEPS Technologies, Inc.              Common Stock 64107N206    $282.57    10,400 SH  SOLE     10,400
IAC/InterActiveCorp                        Common Stock 44919P300    $272.96     9,200 SH  SOLE      9,200
Acme Packet, Inc.                          Common Stock 004764106    $271.39    17,600 SH  SOLE     17,600
PLX Technology, Inc.                       Common Stock 693417107    $270.00    25,000 SH  SOLE     25,000
Nextest Systems                            Common Stock 653339101    $259.77    20,200 SH  SOLE     20,200
Synchronoss Technologies, Inc.             Common Stock 87157B103    $256.57     6,100 SH  SOLE      6,100
Dassault Systemes SA                       Common Stock 237545108    $255.57     3,900 SH  SOLE      3,900
iRobot Corp.                               Common Stock 462726100    $234.58    11,800 SH  SOLE     11,800
Microtune, Inc.                            Common Stock 59514P109    $231.47    38,450 SH  SOLE     38,450
Ramtron International Corp.                Common Stock 751907304    $202.30    70,000 SH  SOLE     70,000
Hoku Scientific, Inc.                      Common Stock 434712105    $193.60    20,000 SH  SOLE     20,000
Symmetricom, Inc.                          Common Stock 871543104    $141.00    30,000 SH  SOLE     30,000
Kopin Corp.                                Common Stock 500600101     $42.35    11,115 SH  SOLE     11,115
                                                              103   $647,927